Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 7,736,200	$ 8,691,600
Cost of revenues	(3,421,800)	(3,500,200)
Gross profit	4,314,400	5,191,400
Operating expenses:
Selling expenses	(4,401,600)	(7,718,400)
General and administrative expenses	(2,450,400)	(2,238,400)
Total operating expenses	(6,852,000)	(9,956,800)
Loss from operations	(2,537,600)	(4,765,400)
Other income (expenses):
Changes in fair value of digital assets		2,540,700
Share of equity loss in an equity method investee	(1,400)
Changes in fair value of trading securities	800
Interest income (expenses), net	58,200	(2,500)
Other income, net	2,500	14,900
Total other income, net	60,100	2,553,100
Loss before income tax	(2,477,500)	(2,212,300)
Income tax (expenses) benefits	(400)	276,600
Net loss and comprehensive loss	(2,477,900)	(1,935,700)
Less: Net loss and comprehensive loss attributable to non-controlling interests		1,068,900
Net loss and comprehensive loss attributable to Mega Matrix Inc.’s shareholders	$ (2,477,900)	$ (866,800)
Loss per share:
Basic (in Dollars per share)	$ (0.07)	$ (0.05)
Diluted (in Dollars per share)	$ (0.07)	$ (0.05)
Weighted average shares used in loss per share computations:
Basic (in Shares)	34,747,402	35,271,740
Diluted (in Shares)	34,747,402	35,271,740